Investment Properties, Net (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about investment property [abstract]
Disclosure of detailed information about investment property

	2020	2019
	US$ in millions
At January 1
Cost	$1,004	$988
Accumulated depreciation	(417)	(359)
At January 1	$587	$629

Year ended December 31
Opening net book amount	$587	$629
Additions	7	6
Adjustments to project costs	(3)	—
Transfers	2	6
Depreciation	(52)	(57)
Exchange difference	2	3
Closing net book amount	$543	$587

At December 31
Cost	$990	$1,004
Accumulated depreciation	(447)	(417)
At December 31	$543	$587

Fair value of investment properties	Valuations were based on income and an open market value approach for all completed properties as follows:

	December 31,
	2020	2019
	US$ in millions
Fair value of the investment properties	$7,686	$8,354

Disclosure of income statement amounts related to investment properties

	Year ended December 31,
	2020	2019	2018
	US$ in millions
Mall income	$269	$531	$507
Direct operating expenses arising from investment properties that generate right-of-use income	$37	$50	$51
Direct operating expenses that did not generate right-of-use income	$6	$5	$5

Leasing arrangements
The future aggregate minimum lease/base fee receivables under non-cancelable agreements are as follows:

	December 31,
	2020	2019
	US$ in millions
No later than 1 year	$334	$361
1 to 2 years	244	289
2 to 3 years	178	205
3 to 4 years	140	67
4 to 5 years	113	42
Later than 5 years	407	47
	$1,416	$1,011